Loans, Net (Details) - IBI Spikes Ltd [Member] ₪ in Thousands, $ in Thousands			12 Months Ended
	Jul. 07, 2022 USD ($)	Jul. 07, 2022 ILS (₪)	Dec. 31, 2024 USD ($) shares
Loan, Net [Line Items]
Agreement amount received	$ 900	₪ 3,100
Royalty amount received	$ 1,200	₪ 4,172,760
Percentage of outstanding repayment and payment amount			50.00%
Percentage of discount outstanding			35.00%
Non-refundable one-time fee | $			$ 13
Percentage of payment amount plus VAT			1.50%
Issuance of warrants | shares			65,563